STOCKHOLDERS? EQUITY - Schedule of Warrant Activity (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Warrants
Balance at December 31, 2011	35,603,142
Granted	20,449,150
Cancelled	(32,430,954)
Forfeited
Exercised	(11,399,150)
Balance at June 30, 2012	12,222,188
Warrants exercisable at September 30, 2012	12,222,188
Balance at December 31, 2011	$ 2.64
Granted	$ 0.46
Cancelled	$ 2.83
Forfeited
Exercised	$ 0.42
Balance at June 30, 2012	$ 0.55
Warrants exercisable at September 30, 2012	$ 0.55
Weighted average fair value of options granted during the six months ended September 30, 2012	$ 0.37
Balance at December 31, 2011	3 years 11 months 8 days
Granted	4 years 2 months 12 days
Cancelled	3 years 10 months 10 days
Exercised	4 years 7 months 20 days
Balance at September 30, 2012	2 years 6 months 7 days
Warrants exercisable at September 30, 2012	2 years 6 months 7 days
Warrants issued to Shareholders January 2012 through February 2012
Granted	1,118,750
Exercised	(968,750)
Granted	$ 0.60
Exercised	$ 0.60
Warrants issued through Stock Purchase Agreement of February 23, 2012
Granted	8,750,000
Exercised	(5,250,000)
Granted	$ 0.40
Exercised	$ 0.40
Warrants issued through Platinum Note Modification Agreement of February 23, 2012
Granted	4,144,320
Exercised	(4,144,320)
Granted	$ 0.40
Exercised	$ 0.40
Warrants issued through Lakewood Note Modification Agreement of February 23, 2012
Granted	1,036,080
Exercised	(1,036,080)
Granted	$ 0.40
Exercised	$ 0.40
Warrants issued to Consultant on March 6, 2012
Granted	400,000
Granted	$ 0.45
Warrants issued to Victoria Gold and Victoria Resources on April 5, 2012
Granted	5,000,000
Granted	$ 0.60